Trade and other payables (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Of Trade and other payables [Abstract]
Schedule of Trade and Other Payables

Amounts in US$ ‘000	2019	2018
V.A.T	6,718	852
Trade payables	83,991	69,142
Payables to LGI (Note 36.1)	15,000	29,509
Customer advance payments	—	6,300
Other short-term advance payments (a)	—	9,000
Staff costs to be paid	13,219	12,049
Royalties to be paid	6,294	6,238
Taxes and other debts to be paid	6,795	4,670
To be paid to co-venturers (Note 34)	4,803	8,449
	136,820	146,209
Classified as follows:
Current	131,345	131,420
Non-current	5,475	14,789

(a)	Advance payment collected in relation with the sale of La Cuerva and Yamu Blocks (see Note 36.2).